Derivative financial instruments - Reconciliation of the movements of the cash flow hedge reserve and the currency translation reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
14. Derivative financial instruments
Reserve of cash flow hedges, beginning balance	£ 660	£ 1,161
Currency translation movements, cash flow hedge reserve	(7)	(10)
Hedging gains/(losses) for the year, currency translation reseve	731	(334)
Amounts reclassified in relation to cash flows affecting profit or loss, cash flow hedge reserve	(277)	(332)
Tax, cash flow hedge reserve	(105)	175
Reserve of cash flow hedges, ending balance	1,002	660
Currency translation reserve, beginning balance	3,888	3,054
Currency translation movements, currency translation reseve	(816)	1,537
Amounts reclassified in relation to cash flows affecting profit or loss, currency translation reseve	(15)	41
Tax, currency translation reseve	0	0
Currency translation reserve, ending balance	3,344	3,888
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Currency translation movements, currency translation reseve	(816)	1,537
Hedges of net investment [member]
14. Derivative financial instruments
Currency translation movements, currency translation reseve	287	(744)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Currency translation movements, currency translation reseve	£ 287	£ (744)